Average Annual Total Returns - R6 Shares - JPMorgan Short-Intermediate Municipal Bond Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	3.51%	2.34%	1.96%	3.51%	2.29%	1.94%	2.78%	2.18%	1.84%	3.15%	2.17%	2.13%